Consolidated Supplementary Insurance Information	12 Months Ended
Dec. 31, 2011
Consolidated Supplementary Insurance Information [Abstract]
Consolidated Supplementary Insurance Information

Consolidated Supplementary Insurance Information

December 31, 2011, 2010 and 2009

(In millions)

Segment	DAC and VOBA	Future Policy Benefits, Other Policy-Related Balances and Policyholder Dividend Obligation	Policyholder Account Balances	Policyholder Dividends Payable	Unearned Revenue (1)
2011
Retail	$11,681	$72,238	$69,553	$659	$995
Group, Voluntary & Worksite Benefits	377	19,626	9,273	—	—
Corporate Benefit Funding	89	49,858	56,367	—	49
Latin America	1,050	7,731	6,159	4	514
Asia	9,554	38,528	59,739	53	655
EMEA	1,866	8,113	14,235	58	103
Corporate & Other	2	6,699	2,374	—	—

Total	$24,619	$202,793	$217,700	$774	$2,316

2010
Retail	$12,404	$68,871	$66,193	$722	$1,091
Group, Voluntary & Worksite Benefits	387	18,493	9,676	—	—
Corporate Benefit Funding	62	43,832	57,828	—	53
Latin America	1,092	7,972	6,232	3	508
Asia	8,630	34,220	54,584	44	423
EMEA	1,887	7,882	14,017	61	13
Corporate & Other	3	6,278	2,227	—	—

Total	$24,465	$187,548	$210,757	$830	$2,088

2009
Retail	$13,523	$66,403	$65,453	$761	$1,202
Group, Voluntary & Worksite Benefits	385	17,793	9,486	—	—
Corporate Benefit Funding	60	41,830	55,556	—	62
Latin America	883	5,715	4,643	—	416
Asia	1,436	4,240	981	—	344
EMEA	124	376	1,128	—	16
Corporate & Other	4	5,862	1,268	—	—

Total	$16,415	$142,219	$138,515	$761	$2,040

(1)	Amounts are included within the future policy benefits, other policy-related balances and policyholder dividend obligation column.

Segment	Premium Revenue and Policy Charges	Net Investment Income	Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	Amortization of DAC and VOBA Charged to Other Expenses (1)	Other Operating Expenses (1) (2)	Premiums Written (Excluding Life)
2011
Retail	$11,077	$7,156	$10,447	$2,365	$4,902	$1,975
Group, Voluntary & Worksite Benefits	14,579	1,631	13,193	186	2,022	6,887
Corporate Benefit Funding	3,080	5,640	6,664	17	497	—
Latin America	3,371	1,105	2,899	211	1,056	817
Asia	9,059	1,954	6,360	1,505	1,862	4,293
EMEA	2,792	535	1,385	613	1,119	823
Corporate & Other	209	1,565	126	1	3,627	27

Total	$44,167	$19,586	$41,074	$4,898	$15,085	$14,822

2010
Retail	$10,357	$7,348	$10,134	$1,758	$4,764	$1,972
Group, Voluntary & Worksite Benefits	14,716	1,600	13,308	181	2,007	6,897
Corporate Benefit Funding	2,571	5,462	6,177	16	481	—
Latin America	2,599	940	2,483	144	683	519
Asia	2,218	505	1,664	290	635	412
EMEA	489	205	307	87	320	198
Corporate & Other	149	1,434	33	1	3,045	—

Total	$33,099	$17,494	$34,106	$2,477	$11,935	$9,998

2009
Retail	$10,081	$6,908	$10,208	$498	$5,035	$1,921
Group, Voluntary & Worksite Benefits	14,578	1,448	13,238	194	2,011	6,913
Corporate Benefit Funding	2,737	4,948	6,495	14	473	—
Latin America	2,108	632	1,747	111	502	391
Asia	1,413	200	988	194	485	134
EMEA	312	104	158	41	285	65
Corporate & Other	125	489	16	3	2,564	—

Total	$31,354	$14,729	$32,850	$1,055	$11,355	$9,424

(1)	For 2010, certain amounts have been reclassified to conform with the 2011 presentation.

(2)	Includes other expenses and policyholder dividends, excluding amortization of deferred policy acquisition costs (“DAC”) and value of business acquired (“VOBA”) charged to other expenses.

MetLife, Inc.

Schedule IV